Consolidated Statements of Changes in Stockholders' (Deficit) Equity - USD ($)	Total	GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]	Common Stock GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]	Common Stock Class A	Common Stock Class B	Additional Paid-in Capital	Additional Paid-in Capital GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]	Accumulated Deficit	Accumulated Deficit GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]	Preferred Stock [Member] Redeemable Convertible Preferred Stock [Member] GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Balance at Dec. 31, 2019		$ (86,624,000)	$ 3,000				$ 1,381,000		$ (88,008,000)	$ 110,288,000
Balance (in Shares) at Dec. 31, 2019			3,121,514							74,768,305
Issuance of series D convertible preferred stock, net of issuance costs of $542,880		357,000					357,000
Issuance of series D convertible preferred stock at $1.8118 per share, net of issuance costs of $542,880										$ 108,499,000
Issuance of series D convertible preferred stock at $1.8118 per share, net of issuance costs of $542,880 (in Shares)										60,184,332
Vesting of restricted stock awards (in Shares)			31,086
Stock-based compensation expense		659,000					659,000
Exercise of common stock options		37,000					37,000
Exercise of common stock options (in Shares)			100,036
Net loss		(53,251,000)							(53,251,000)
Balance at Dec. 31, 2020	$ 22,472	(138,822,000)	$ 3,000		$ 518	$ 24,482	2,434,000	$ (2,528)	(141,259,000)	$ 218,787,000
Balance (in Shares) at Dec. 31, 2020			3,252,636		5,175,000					134,952,637
Balance at Jul. 01, 2020
Balance (in Shares) at Jul. 01, 2020
Issuance of Class B common stock to Sponsor	25,000				$ 518	24,482
Issuance of Class B common stock to Sponsor (in Shares)					5,175,000
Net loss	(2,528)							(2,528)
Balance at Dec. 31, 2020	22,472	(138,822,000)	$ 3,000		$ 518	24,482	2,434,000	(2,528)	(141,259,000)	$ 218,787,000
Balance (in Shares) at Dec. 31, 2020			3,252,636		5,175,000					134,952,637
Accretion of Class A common stock subject to possible redemption	(12,626,239)					$ (24,482)		(12,601,757)
Vesting of restricted stock awards (in Shares)			31,109
Vesting of restricted stock awards		1	$ 1
Exercise of series A convertible preferred stock warrant		0					0			$ 3,000
Exercise of series A convertible preferred stock warrant (in Shares)										20,307
Warrants issued in connection with debt		232,000					232,000
Stock-based compensation expense		1,991,000					1,991,000
Exercise of common stock options		$ 143,000					143,000
Exercise of common stock options (in Shares)		380,149	380,149
Net loss	(15,059,450)	$ (112,310,000)						(15,059,450)	(112,310,000)
Balance at Dec. 31, 2021	$ (27,663,217)	$ (248,765,000)	$ 4,000		$ 518		$ 4,800,000	$ (27,663,735)	$ (253,569,000)	$ 218,790,000
Balance (in Shares) at Dec. 31, 2021			3,663,894		5,175,000					134,972,944